Income Tax Expense (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
United States	$ 67,297	$ 73,275	$ 66,639
Foreign	4,387	3,683	3,026
Earnings before income tax	$ 71,684	$ 76,958	$ 69,665